Intangible assets (Tables)	12 Months Ended
Jun. 30, 2022
Intangible assets
Schedule of Intangible assets

Software
Cost:	RMB’000
At July 1, 2020	95,567
Purchases	13,805
Disposals	(1,536)
Exchange adjustments	(253)
At June 30, 2021	107,583
Purchases	3,922
Disposals	(24)
Exchange adjustments	(63)
At June 30, 2022	111,418
Accumulated amortization:
At July 1, 2020	(26,115)
Charge for the year	(21,022)
Written off on disposal	677
Exchange adjustments	223
At June 30, 2021	(46,237)
Charge for the year	(21,400)
Written off on disposal	2
Exchange adjustments	20
At June 30, 2022	(67,615)
Impairment:
At July 1, 2020	(361)
Charge for the year	—
Exchange adjustments	20
At June 30, 2021	(341)
Charge for the year	(423)
Exchange adjustments	27
At June 30, 2022	(737)
Net book value:
At June 30, 2021	61,005
At June 30, 2022	43,066